Income Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciles U.S. statutory rates to effective tax rate
	2021	2020
U.S. statutory rates	21.0%	(21.0)%
Tax rate difference – current provision	10.1%	9.8%
Prior year income tax adjustment in current year	(8.8)%
Permanent differences	16.1%	41.3%
Change in valuation allowance	(45.2)%	(30.1)%
Tax benefit per financial statements	(6.7)%	-%

	2021	2020
U.S. statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	0.3%	(1.9)%
Permanent differences	35.7%	9.5%
Change in valuation allowance	(13.0)%	13.4%
Tax expense per financial statements	2.0%	-%

	2020	2019
U.S. statutory rates	21.0%	(21.0)%
Tax rate difference – current provision	5.1%	(3.4)%
Reversal of temporary difference due to disposal of Shenqiu	-%	(18.8)%
Permanent differences	2.9%	2.0%
Change in valuation allowance	(29.0)%	15.6%
Tax (benefit) per financial statements	-%	(25.6)%

Schedule of provision for income tax expense
	2021	2020
Income tax benefit – current	$87,051	$-
Income tax benefit – deferred	-	-
Total income tax benefit	$87,051	$-

	2021	2020
Income tax expense – current	$10,902	$-
Income tax expense– deferred	-	-
Total income tax expense	$10,902	$-

	2020	2019
Income tax expense – current	$-	$-
Income tax benefit – deferred	-	(3,024,807)
Total income tax benefit	$-	$(3,024,807)